Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Financial Obligations
Schedule of the gross amount of the equipment and related depreciation recorded under capital lease
	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Equipment	422,502	505,927	81,541
Less: accumulated depreciation	(36,041)	(89,076)	(14,356)
Net Value	386,461	416,851	67,185

Schedule of future minimum payments required under non-cancellable sale-leaseback

As of December 31, 2014, future minimum payments required under non-cancellable capital lease are:

	RMB	US$
Year ended December 31,
2015	94,582	15,243
2016	83,854	13,515
2017	65,565	10,567
2018	63,547	10,242
2019	51,863	8,359
Thereafter	118,309	19,068
Total minimum lease payments	477,720	76,994
Less: Amount representing interest	109,263	17,610
Present value of net minimum lease payments	368,457	59,384
Current portion	71,603	11,540
Non-current portion	296,854	47,844